Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares	79,318,499				88,843,972		91,074,140
Granted | shares	2,468,150		16,077,700				33,964,176
Exercised | shares	(9,119,048)		(15,253,500)				(20,133,668)
Forfeited | shares	(2,143,711)		(9,030,781)				(14,759,778)
Expired | shares	(25,940)		(1,318,892)				(1,300,898)
Outstanding, Ending Balance | shares	70,497,950		79,318,499				88,843,972	91,074,140
Vested and expected to vest | shares							70,021,318
Exercisable | shares				46,055,277
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 3.59				$ 2.38	$ 1.69
Granted		13.89		$ 8.09			3.29
Exercised		2.31		1.55			0.49
Forfeited		12.59		3.02			2.69
Expired		19.03		4.49			4.11
Outstanding, Ending Balance		$ 4.76		3.59			2.38	$ 1.69
Vested and expected to vest							$ 4.74
Exercisable				$ 3.08
Weighted Average Remaining Contractual Life, Outstanding, Options	5 years 5 months 8 days		6 years 4 months 20 days				6 years 9 months 7 days	8 years 2 months 23 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest							5 years 5 months 8 days
Weighted Average Remaining Contractual Life, Options, Exercisable			5 years 5 months 23 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 1,944,597		$ 3,581,119			$ 164,363	$ 425,988
Aggregate Intrinsic Value, Vested and expected to vest, Options | $							$ 1,932,535
Aggregate Intrinsic Value, Exercisable, Options | $				$ 1,326,035
Weighted-average grant date fair value for options granted		$ 33.54		$ 4.03		$ 1.46
Recognized share-based compensation expenses | ¥	¥ 1,010,140		¥ 187,094		¥ 333,495
Nio Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Requisite service period	4 years
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months
Vesting percentage	75.00%
Nio Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Requisite service period	4 years
Nio Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Requisite service period	5 years
Options | Nio Incentive Plan [Member]
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥	¥ 534,641		¥ 177,543		¥ 329,693